Share-Based Payment (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment (Textual)
Weighted average remaining contractual life	6 years
NIS [Member] | Top of range [member]
Share-Based Payment (Textual)
Exercise Price	$ 59.13	$ 59.13
NIS [Member] | Bottom of range [member]
Share-Based Payment (Textual)
Exercise Price	$ 19.08	$ 19.08